Consolidated Subsidiaries - Summary of Cash Dividends Received from Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiaries
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 407,308	₩ 3,575,130	₩ 466,268
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	1,560,120	136,010
Korea South-East Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	340,710	4,808
Korea Midland Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	291,558	24,694
Korea Western Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	344,756	0
Korea Southern Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	293,027	0
Korea East-West Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	300,436	4,866
KEPCO Engineering & Construction Company, Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	10,039	7,114	5,983
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	49,529	29,952	27,517
KEPCO Nuclear Fuel Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	20,976	15,178	11,184
KEPCO KDN Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	185,549	36,986
KEPCO Solar Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	5,021	16,023	1,409
KEPCO MCS Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	15,353	0
KEPCO International HongKong Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	7,753	5,962	9,044
KEPCO Philippines Corporation
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	24,246	2,375
KEPCO Ilijan Corporation
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	41,234	1,298	9,195
KEPCO Philippines Holdings Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	44,557	1,386	34,913
KOSPO Australia Pty., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	31,386
KEPCO Netherlands B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	4,638	3,124	16,795
Qatrana Electric Power Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	1,056	6,511	2,751
KEPCO KPS Philippines Corp.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	302
Tamra Offshore Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	3,863	2,877
KEPCO Netherlands S3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	2,477	4,005
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	603	578	859
PT. EWP Indonesia
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	9,555	0	4,262
Gyeongju Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	6,300	2,100
KOSPO Power Services Ltda.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	1,201	305
KEPCO Netherlands J3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	8,820	13,144	46,510
PT. Cirebon Power Service
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	256	12,673	241
Chitose Solar Power Plant LLC
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	1,882	1,386	639
Fujeij Wind Power Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	8,563	6,047	15,102
KOSPO Jordan LLC
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	7,901	6,089	11,450
EWP America Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	1,039	0	3,887
KOWEPO Lao International
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	3,631	0	12,106
KEPCO Neimenggu International Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	11,393	4,058	0
KST Electric Power Company, S.A.P.I. de C.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	34,146	3,145	0
KOMIPO Global Pte Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	31,066	0
KOSPO Australia Pty., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	12,558	0
Changjuk Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	4,015	0
EWP Barbados 1 SRL
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	12,987	0
KEPCO Energy Service Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	310	629	0
Chile Solar JV SpA
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	1,127	0
KEPCO ES Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	3,180	9,480	1,707
Haenanum Energy Fund
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	443	0	0
KEPCO International Philippines Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	96,843	0	0
KOSEP Australia Pty., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 33,940	₩ 0	₩ 0